Borrowings - Summary of Short-term Borrowing (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 92,614	₩ 128,300
NongHyup Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	15,000
Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	59,800	113,300
Sinhan Bank, Indonesia [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	614
Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	16,200	12,000
SooHyup Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 1,000	₩ 3,000
Short-term borrowings [member] | NongHyup Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.78%
Short-term borrowings [member] | Shinhan Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.70%
Short-term borrowings [member] | Shinhan Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.72%
Short-term borrowings [member] | Sinhan Bank, Indonesia [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	8.90%
Short-term borrowings [member] | Korea Development Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.50%
Short-term borrowings [member] | Korea Development Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.35%
Short-term borrowings [member] | SooHyup Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.57%